LOANS	6 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Financing Receivables [Text Block]

NOTE C - LOANS

The composition of the loan portfolio was as follows:

(in thousands)	December 31, 2011	June 30, 2011	June 30, 2010

Residential real estate
One- to four-family	$155,946	$158,821	$165,818
Multi-family	9,619	4,504	6,689
Construction	217	1,062	1,916
Nonresidential real estate and land	11,654	12,211	10,943
Loans on deposits	2,369	2,405	2,754
Consumer and other	5,066	4,824	4,802
	184,871	183,827	192,922
Less:
Undisbursed portion of loans in process	82	353	631
Deferred loan origination fees (cost)	(98)	(86)	138
Allowance for loan losses	842	764	1,535
	$184,045	$182,796	$190,618

The activity in the allowance for loan losses is summarized as follows:

	Six months ended December 31, 2011	Year ended June 30, 2011	Year ended June 30, 2010
(in thousands)

Beginning balance	$764	$1,535	$678
Provision for losses on loans	82	668	1,044
Charge-offs	(4)	(1,439)	(192)
Recoveries	—	—	5
Ending balance	$842	$764	$1,535

The following table presents the activity in the allowance for loan losses by portfolio segment for the six months ended December 31, 2011:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$490	$69	$4	$—	$555
Multi-family	11	18	—	—	29
Construction	5	(4)	—	—	1
Nonresidential real estate and land	36	(1)	—	—	35
Loans on deposits	8	(1)	—	—	7
Consumer and other	14	1	—	—	15
Unallocated	200	—	—	—	200
Totals	$764	$82	$4	$—	$842

Nonperforming and restructured loans were as follows:

(in thousands)	December 31, 2011	June 30, 2011	June 30, 2010

Nonaccrual loans	$1,740	$876	$7,671
Loans past due 90 days or more and still accruing	103	—	112
Nonperforming loans	1,843	876	7,783
Troubled debt restructurings	919	729	—
	$2,762	$1,605	$7,783

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ended June 30, 2011:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$1,261	$668	$(1,439)	$—	$490
Multi-family	11	—	—	—	11
Construction	5	—	—	—	5
Nonresidential real estate and land	36	—	—	—	36
Loans on deposits	8	—	—	—	8
Consumer and other	14	—	—	—	14
Unallocated	200	—	—	—	200
Totals	$1,535	$668	$(1,439)	$—	$764

Impaired loans as of and for the periods ended were as follows:

(in thousands)	Six months ended December 31, 2011	Year ended June 30, 2011	Year ended June 30, 2010

Period-end loans with no allocated allowance for loan losses	$1,120	$1,136	$1,348
Period-end loans with allocated allowance for loan losses	1,157	1,088	5,370
Balance at end of period	$2,277	$2,224	$6,718

Amount of the allowance for loan losses allocated	$93	$55	$904

Average of individually impaired loans during period	$2,351	$2,509	$6,961
Interest income recognized during impairment	$33	$78	$31
Cash-basis interest income recognized	$33	$78	$31

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of December 31, 2011. There were no loans acquired with deteriorated credit quality at December 31, 2011.

(in thousands)	Recorded investment in loans	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,277	$93	$—	$93
Multi-family	—	—	—	—
Construction	—	—	—	—
Nonresidential real estate and land	—	—	—	—
Loans on deposits	—	—	—	—
Consumer and other	—	—	—	—
	$2,277	$93	$—	$93

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family	$153,669	$462	$—	$462
Multi-family	9,619	29	—	29
Construction	217	1	—	1
Nonresidential real estate and land	11,654	35	—	35
Loans on deposits	2,369	7	—	7
Consumer and other	5,066	15	—	15
Unallocated	—	—	200	200
	$182,594	$549	$200	$749

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2011. There were no loans acquired with deteriorated credit quality at June 30, 2011.

(in thousands)	Recorded investment in loans	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,224	$55	$—	$55
Multi-family	—	—	—	—
Construction	—	—	—	—
Nonresidential real estate and land	—	—	—	—
Loans on deposits	—	—	—	—
Consumer and other	—	—	—	—
	$2,224	$55	$—	$55

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family	$156,597	$439	$—	$439
Multi-family	4,504	13	—	13
Construction	1,062	3	—	3
Nonresidential real estate and land	12,211	34	—	34
Loans on deposits	2,405	7	—	7
Consumer and other	4,824	13	—	13
Unallocated	—	—	200	200
	$181,603	$509	$200	$709

Troubled Debt Restructurings:

A Troubled Debt Restructuring (“TDR”) is the situation where the Bank grants a concession to the borrower that the Bank would not otherwise have considered due to the borrower’s financial difficulties. All TDRs are considered “impaired.” The substantial majority of the Bank’s residential real estate TDRs involve conceding to refinance a loan to then-current market interest rates despite poor credit history or a high loan-to-value ratio.

The following table presents the recorded investment in nonaccrual loans, loans past due over 90 days still on accrual and TDRs by class of loans as of December 31, 2011:

(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	TDRs on Accrual Status

One- to four-family residential real estate	$1,740	$103	$919

The following table presents the recorded investment in nonaccrual loans, loans past due over 90 days still on accrual and TDRs by class of loans as of June 30, 2011:

(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	TDRs on Accrual Status

One- to four-family residential real estate	$876	$-	$729

The Company granted one TDR loan modification totaling $192,000 during the six-month period ended December 31, 2011. The pre-modification outstanding recorded investment equaled the post-modification outstanding recorded investment. The TDRs described above did not increase the allowance for loan losses and did not result in charge offs during the six months ended December 31, 2011. There were no TDRs that defaulted during the six-month period ended December 31, 2011 or over the previous twelve months. There are no outstanding commitments to lend on loans classified as TDRs. A summary of the types of TDR loan modifications that occurred during the first six months of fiscal 2012 were as follows:

(in thousands)	Number of Loans	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms	Total TDRs
Residential real estate:
One- to four-family	1	$192	$—	$192

The Company had allocated $6,000 of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2011. There were no such restructurings as June 30, 2010. The Company has no commitments to lend additional amounts as of June 30, 2011, to customers with outstanding loans that are classified as troubled debt restructurings.

The following table presents the aging of the principal balance outstanding in past due loans as of December 31, 2011, by class of loans:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$3,800	$1,843	$5,643	$150,303	$155,946
Multi-family	—	—	—	9,619	9,619
Construction	—	—	—	217	217
Nonresidential real estate and land	—	—	—	11,654	11,654
Loans on deposits	—	—	—	2,369	2,369
Consumer and other	—	—	—	5,066	5,066
Total	$3,800	$1,843	$5,643	$179,228	$184,871

The following table presents the aging of the principal balance outstanding in past due loans as of June 30, 2011, by class of loans:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$3,181	$876	$4,057	$154,764	$158,821
Multi-family	—	—	—	4,504	4,504
Construction	—	—	—	1,062	1,062
Nonresidential real estate and land	—	—	—	12,211	12,211
Loans on deposits	—	—	—	2,405	2,405
Consumer and other	—	—	—	4,824	4,824
Total	$3,181	$876	$4,057	$179,770	$183,827

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above. As of December 31, 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$64	$2,561	$—	$153,321
Multi-family	7,434	—	2,184	—	—
Construction	217	—	—	—	—
Nonresidential real estate and land	11,382	272	—	—	—
Loans on deposits	—	—	—	—	2,369
Consumer and other	—	—	—	—	5,066

At June 30, 2011, the risk category of loans by class of loans was as follows:

(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$67	$2,180	$—	$156,574
Multi-family	4,504	—	—	—	—
Construction	1,062	—	—	—	—
Nonresidential real estate and land	11,943	268	—	—	—
Loans on deposits	—	—	—	—	2,405
Consumer and other	—	—	—	—	4,824